Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31, 2011	December 31, 2012

Prepaid expenses	431,560	309,503
Advances to suppliers	242,932	158,825
Staff advances and other receivables	209,852	55,053
	884,344	523,381